Stockholders' Equity/ (Deficit) (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands												3 Months Ended						9 Months Ended
	Oct. 08, 2020	Aug. 28, 2020	Jul. 10, 2020	Jul. 02, 2020	Apr. 23, 2020	Apr. 02, 2020	Apr. 02, 2020	Mar. 20, 2020	Mar. 19, 2020	Feb. 20, 2020	Jan. 02, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 29, 2020	Jun. 08, 2020	May 25, 2020	Apr. 28, 2020
Reserved for issuance to certain shareholders								713,215
Value of common stock shares issued												$ 20,000		$ 2,297	$ 717	$ 422	$ 1,778
Shares issued during period for services, value															101
Stock options exercised, value												324
Stock-based compensation expense												6,300			24,100
Stock options exercised, shares																		226,740
Term of granted options																		7 years 3 months 19 days
Unrecognized stock-based compensation expense												50,600						$ 50,600
Options recognization period																		3 years 1 month 6 days
Fair value of warrants															(831)			$ (3)	(4,432)
Number of warrants issued					55,172	142,118	142,118													217,357
Convertible note, value					$ 400	$ 1,100,000												$ 259
Warrant exercise price, per share					$ 9.00	$ 7.74	$ 7.74													$ 3.06
Warrant term					3 years	5 years	5 years
Common stock warrants																				359,475
2014 Equity Incentive Stock Plan [Member]
Options granted																		16,667
Stock option, exercise price																		$ 1.32
Term of granted options																		10 years
Number of stock options issued and outstanding																		8,051,098
2020 Equity Incentive Stock Plan [Member]
Options granted	19,000,000						12,116,646
Market and Service Condition Based Options [Member]
Options granted																		3,078,297
Note Purchase Agreement [Member]
Value of common stock shares issued									$ 7,500
Issuance of common stock shares for cash									900,000
Share issued price per share													$ 8.35										$ 10.00
Convertible note, value																		$ 1,700
Note Purchase Agreement [Member] | FB Loan [Member]
Value of common stock shares issued									$ 7,300				$ 9,100
Issuance of common stock shares for cash									900,000				900,000
Share issued price per share									$ 8.15				$ 10.00
Fair value of warrants									$ 15,600
Warrant exercise price, per share									$ 5.00
Joint Business Development Agreement [Member] | Restricted Common Stock [Member]
Shares issued during period for services, shares											200,000
Shares issued during period for services, value											$ 1,800
Digital Likeness Development Agreement [Member]
Shares issued during period for services, shares														62,500
Shares issued during period for services, value														$ 600
Share Purchase Agreement [Member]
Gain on transaction recognized												7,600
Mayweather Agreement [Member]
Options granted														280,000
Fair value of stock options granted														$ 1,031
Stock option, exercise price														$ 7.20
Term of granted options														5 years
Stock option expiration date														Dec. 21, 2024
Purchase Agreements [Member]
Number of warrants issued																					3,735,922
Warrant exercise price, per share																					$ 7.00
Warrant term																					1 year 6 months
August 20, 2020 and September 29, 2020 [Member]
Number of warrants issued																				1,843,726
Warrant exercise price, per share																				$ 9.25
Warrant term																				1 year 6 months
C2A2 Corp, AG Ltd, Aston Fallen [Member] | Share Purchase Agreement [Member]
Issuance of common stock shares for cash			1,200,000
Share issued price per share			$ 0.0001
Number of shares acquired, during period			1,000
Number of shares redeemed			3,633,114
Number of shares exchanged			4,833,114
Common stock redemption, price per share			$ 0.0001
ARETE Wealth Management [Member]
Number of warrants issued																						275,000
Warrant exercise price, per share																						$ 5.00
Issuance of Common Stock for Cash [Member] | Credit Suisse Capital LLC [Member]
Value of common stock shares issued				$ 20,000
Issuance of common stock shares for cash				2,162,163
Share issued price per share				$ 9.25
Common Stock [Member]
Value of common stock shares issued
Issuance of common stock shares for cash												2,162,163		795,593	217,271	386,792	378,098
Shares issued during period for services, shares															15,009
Shares issued during period for services, value
Options granted												15,000	343,789	1,040,000
Stock options exercised, value
Stock options exercised, shares												226,740
Common Stock [Member] | Pulse Evolution Corporation [Member]
Value of common stock shares issued																		$ 2,753,819
Common stock issued in exchange for subsidiary shares																		17,950,055
Reduction of noncontrolling interest																		$ 2,000
Consulting Services [Member]
Shares issued during period for services, shares														275,000
Shares issued during period for services, value														$ 2,300
Consulting Services One [Member]
Shares issued during period for services, shares													343,789	2,500
Shares issued during period for services, value													$ 3,100	$ 26
Issuance of Common Stock for Exercise of Stock Options [Member]
Share issued price per share												$ 1.43						$ 1.43
Options granted												226,740
Stock options exercised, value												$ 300
Issuance of Common Stock in Connection with Convertible Notes [Member]
Value of common stock shares issued																		$ 300
Issuance of common stock shares for cash																		62,500
Options [Member]
Options granted																		280,000
Fair value of stock options granted																		$ 62,800	$ 300
Stock options exercised, shares																		226,740
Stock option, exercise price																		$ 1.43
Options [Member] | 2020 Equity Incentive Stock Plan [Member]
Options granted												1,394,860						7,141,899
FB Loan Warrant[Member] | Note Purchase Agreement [Member]
Warrant to purchase common stock shares									3,269,231
Fair value of warrants									$ 15,600
Officer [Member] | Issuance of Common Stock for Employee Compensation [Member]
Value of common stock shares issued										$ 2,700
Issuance of common stock shares for cash										300,000
Share issued price per share										$ 9.00
Shares issued during period for services, shares										200,000
Shares issued during period for services, value										$ 1,600
Non-Employee [Member]
Options granted														343,047
Stock option, exercise price														$ 0.23
Private Placement [Member] | Investors [Member]
Value of common stock shares issued													$ 500	$ 2,300
Issuance of common stock shares for cash													170,391	795,593
Purchase Agreement [Member] | Investors [Member]
Value of common stock shares issued		$ 48,200
Issuance of common stock shares for cash		5,212,753
Share issued price per share		$ 9.25
Purchase Agreement [Member] | Investors [Member] | May 11, 2020 to June 8, 2020 [Member]
Value of common stock shares issued												$ 26,100
Issuance of common stock shares for cash												3,735,922
Share issued price per share												$ 7.00						$ 7.00
Series A Preferred Stock [Member]
Preferred stock, shares authorized								5,000,000
Preferred stock, par value								$ 0.0001
Series B Preferred Stock [Member]
Preferred stock, shares authorized								1,000,000
Preferred stock, par value								$ 0.0001
Series C Preferred Stock [Member]
Preferred stock, shares authorized								41,000,000
Preferred stock, par value								$ 0.0001
Series X Preferred Stock [Member]
Preferred stock, shares authorized								1,000,000
Preferred stock, par value								$ 0.0001
Series AA Convertible Preferred Stock [Member]
Preferred stock, shares authorized								35,800,000
Preferred stock, par value												$ 0.0001						$ 0.0001
Preferred stock voting rights								Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.										Each share of Series AA Convertible Preferred Stock is entitled to 0.8 votes per share and is convertible into two shares of our common stock, only in connection with the sale of such shares on an arms length basis either pursuant to an exemption from registration under Rule 144 promulgated under the Securities Act or pursuant to an effective registration statement under the Securities Act.